Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) Company	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to Dodd Frank, the following disclosure relates to executive compensation and Company performance for the fiscal years listed below. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Pay Versus Performance

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in thousands)	Company Selected Measure: Company EBITDA ($ in thousands)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)
2022(5)	6,277,015	7,115,922	2,133,251	2,349,538	225.54	214.36	857,117	1,257,564
2021	5,398,488	10,758,126	1,393,955	2,774,885	222.15	274.67	710,330	1,052,470
2020	5,033,970	7,581,576	1,741,787	2,496,593	137.01	135.97	247,623	435,555
(1)	Mr. Jorgensen was the CEO (PEO) for all three fiscal years.

(2)	The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2022, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt; for fiscal 2021, Messrs. Hibbs, Rancourt, Brown, and Strom, and Ms. Twedt; and for fiscal 2020, Messrs. Corrick, Rancourt, Brown, and Stokes, and Ms. Twedt.

(3)	The amounts shown as “Compensation Actually Paid to PEO” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Non-PEO NEOs. These amounts reflect the “Total” column of the “Summary Compensation Table” with certain adjustments as described in footnote 4.

(4)	“Compensation Actually Paid to PEO” column reflects the deductions and adjustments of certain amounts for the PEO and the Non-PEO NEOs as set forth above. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Deduction to Stock Awards” column are the amounts from the “Stock Awards” column set forth in the “Summary Compensation Table”. Amounts in the “Deduction to Change in Pension Value” column reflect the change in pension value included in the “Change in Pension Value/Nonqualified Deferred Compensation Earnings” column reported in the “Summary Compensation Table”. Amounts in the “Adjustment to Pension Service Cost” column are based on the service cost for services rendered during the listed year.

(5)	The peer group used for the TSR calculation is comprised of the four companies listed in the table below. This is the same peer group as reported in the Company's most recent Form 10-K. During 2021, Norbord Inc. was removed from the peer group upon being acquired by West Fraser Timber Co. Ltd. The peer group companies have remained otherwise unchanged during the three fiscal years reported. The peer group TSR is weighted according to the respective peer companies' stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.

Year	Summary Compensation Table Total for PEO(1) ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to PEO(1) ($)
2022	6,277,015	-	(2,799,958)	-	3,638,865	7,115,922
2021	5,398,488	-	(2,214,964)	-	7,574,602	10,758,126
2020	5,033,970	-	(2,214,994)	-	4,762,600	7,581,576

Year	Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs(2) ($)
2022	2,133,251	-	(787,523)	-	1,003,810	2,349,538
2021	1,393,955	-	(411,332)	-	1,792,262	2,774,885
2020	1,741,787	(32,870)	(360,010)	-	1,147,686	2,496,593

Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total - Adjustment to Equity Values for PEO
2022	3,206,661	188,259	243,945	3,638,865
2021	4,847,159	2,643,843	83,600	7,574,602
2020	4,530,254	241,308	(8,962)	4,762,600

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Total - Adjustment to Equity Values for Non- PEO NEOs
2022	901,914	31,868	70,028	1,003,810
2021	1,117,712	641,381	33,169	1,792,262
2020	736,315	433,665	(22,294)	1,147,686

Company Selected Measure Name	Company EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2022, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt; for fiscal 2021, Messrs. Hibbs, Rancourt, Brown, and Strom, and Ms. Twedt; and for fiscal 2020, Messrs. Corrick, Rancourt, Brown, and Stokes, and Ms. Twedt.

Number of Peer Group Companies | Company	4
Peer Group Issuers, Footnote [Text Block]
(5)	The peer group used for the TSR calculation is comprised of the four companies listed in the table below. This is the same peer group as reported in the Company's most recent Form 10-K. During 2021, Norbord Inc. was removed from the peer group upon being acquired by West Fraser Timber Co. Ltd. The peer group companies have remained otherwise unchanged during the three fiscal years reported. The peer group TSR is weighted according to the respective peer companies' stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Changed Peer Group, Footnote [Text Block]
(5)	The peer group used for the TSR calculation is comprised of the four companies listed in the table below. This is the same peer group as reported in the Company's most recent Form 10-K. During 2021, Norbord Inc. was removed from the peer group upon being acquired by West Fraser Timber Co. Ltd. The peer group companies have remained otherwise unchanged during the three fiscal years reported. The peer group TSR is weighted according to the respective peer companies' stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,277,015	$ 5,398,488	$ 5,033,970
PEO Actually Paid Compensation Amount	$ 7,115,922	10,758,126	7,581,576
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.

Year	Summary Compensation Table Total for PEO(1) ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to PEO(1) ($)
2022	6,277,015	-	(2,799,958)	-	3,638,865	7,115,922
2021	5,398,488	-	(2,214,964)	-	7,574,602	10,758,126
2020	5,033,970	-	(2,214,994)	-	4,762,600	7,581,576

Year	Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs(2) ($)
2022	2,133,251	-	(787,523)	-	1,003,810	2,349,538
2021	1,393,955	-	(411,332)	-	1,792,262	2,774,885
2020	1,741,787	(32,870)	(360,010)	-	1,147,686	2,496,593

Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total - Adjustment to Equity Values for PEO
2022	3,206,661	188,259	243,945	3,638,865
2021	4,847,159	2,643,843	83,600	7,574,602
2020	4,530,254	241,308	(8,962)	4,762,600

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Total - Adjustment to Equity Values for Non- PEO NEOs
2022	901,914	31,868	70,028	1,003,810
2021	1,117,712	641,381	33,169	1,792,262
2020	736,315	433,665	(22,294)	1,147,686

Non-PEO NEO Average Total Compensation Amount	$ 2,133,251	1,393,955	1,741,787
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,349,538	2,774,885	2,496,593
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Summary Compensation Table Total for PEO(1) ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to PEO(1) ($)
2022	6,277,015	-	(2,799,958)	-	3,638,865	7,115,922
2021	5,398,488	-	(2,214,964)	-	7,574,602	10,758,126
2020	5,033,970	-	(2,214,994)	-	4,762,600	7,581,576

Year	Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs(2) ($)
2022	2,133,251	-	(787,523)	-	1,003,810	2,349,538
2021	1,393,955	-	(411,332)	-	1,792,262	2,774,885
2020	1,741,787	(32,870)	(360,010)	-	1,147,686	2,496,593
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total - Adjustment to Equity Values for PEO
2022	3,206,661	188,259	243,945	3,638,865
2021	4,847,159	2,643,843	83,600	7,574,602
2020	4,530,254	241,308	(8,962)	4,762,600

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Total - Adjustment to Equity Values for Non- PEO NEOs
2022	901,914	31,868	70,028	1,003,810
2021	1,117,712	641,381	33,169	1,792,262
2020	736,315	433,665	(22,294)	1,147,686

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Graphic Depictions of Pay Versus Performance

In addition to the “Pay Versus Performance” table, the Company has selected the following comparisons to provide a graphic depiction which describes the relationship between executive pay and Company performance.

 Compensation Actually Paid vs Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Graphic Depictions of Pay Versus Performance

In addition to the “Pay Versus Performance” table, the Company has selected the following comparisons to provide a graphic depiction which describes the relationship between executive pay and Company performance.

Compensation Actually Paid vs Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Graphic Depictions of Pay Versus Performance

In addition to the “Pay Versus Performance” table, the Company has selected the following comparisons to provide a graphic depiction which describes the relationship between executive pay and Company performance.

Compensation Actually Paid vs Company EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Peer Group Used for TSR Calculation

The peer group used for the TSR calculation is comprised of the four companies listed in the table to the right. This is the same peer group reported in the Company's 10K filing. During 2021, Norbord Inc. was removed from the peer group upon being acquired by West Fraser Timber Co. Ltd. The peer group companies has remained otherwise unchanged during the three fiscal years reported.

Peer Group
Louisiana-Pacific Corporation
BlueLinx Holdings Inc.
UFP Industries, Inc.
Builders FirstSource, Inc.

 Company TSR vs Peer Group TSR

Tabular List [Table Text Block]

Company Selected Financial Performance Measures

The Company selected financial performance measure, Company EBITDA, is considered most important in linking Company performance for the most recently completed fiscal year to the compensation actually paid to the Company's NEOs. This measure was selected from the following list of company selected financial performance measures.

Company Selected Financial Performance Measures
Company EBITDA
Wood Products EBITDA
BMD EBITDA
BMD PRONWC
ROIC
BCC Stock Price

Total Shareholder Return Amount	$ 225.54	222.15	137.01
Peer Group Total Shareholder Return Amount	214.36	274.67	135.97
Net Income (Loss)	$ 857,117,000	$ 710,330,000	$ 247,623,000
Company Selected Measure Amount	1,257,564,000	1,052,470,000	435,555,000
PEO Name	Mr. Jorgensen	Mr. Jorgensen	Mr. Jorgensen
Additional 402(v) Disclosure [Text Block]	Company EBITDA vs Net Income
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Wood Products EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	BMD EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	BMD PRONWC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	BCC Stock Price
Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,638,865	$ 7,574,602	$ 4,762,600
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,206,661	4,847,159	4,530,254
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188,259	2,643,843	241,308
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	243,945	83,600	(8,962)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,799,958)	(2,214,964)	(2,214,994)
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,638,865	7,574,602	4,762,600
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	70,028	33,169	(22,294)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(32,870)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(787,523)	(411,332)	(360,010)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,003,810	1,792,262	1,147,686
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	901,914	1,117,712	736,315
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 31,868	$ 641,381	$ 433,665